UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
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Check here if Amendment [   ]; Amendment Number:
                                                -------------
     This Amendment (Check only one.):     [    ] is a restatement.
                                           [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          SCGE MANAGEMENT, LP
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Address:       3000 Sand Hill Road
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               Menlo Park, CA 94025
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Form 13F File Number:  028-14804
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ralph Ho
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Title:         Chief Operating Officer
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Phone:         650-854-3927
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Signature, Place, and Date of Signing:

/s/ Ralph Ho             California     August 14, 2012
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Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number      Name
     28-
     --------------------      -----------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     17
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Form 13F Information Table Value Total:     $331,105
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number      Name

     --------      --------------------      ----------------

                                                             SCGE MANAGEMENT, LP
                                              FORM 13F INFORMATION TABLE AS OF JUNE 30, 2012
                                                                                                               VOTING AUTHORITY
                                                                                                          -------------------------
                                                      VALUE X  SHARES/    SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER             TITLE OF CLASS  CUSIP      ($1000)  PRN AMT    PRN  CALL  DISCRETN  MGRS       SOLE       SHARED  NONE
--------------             --------------  ---------  -------  ---------  ---  ----  --------  ---------  ---------  ------  ------
21VIANET GROUP INC         SPONSORED ADR   90138A103  13,915   1,215,300  SH         SOLE                 1,215,300  0       0
EZCHIP SEMICONDUCTOR LTD   ORD             M4146Y108  21,021     525,000  SH         SOLE                   525,000  0       0
GOOGLE INC                 CLA A           38259P508  23,203      40,000  SH         SOLE                    40,000  0       0
ISOFTSTONE HOLDINGS LTD    SPONSORED ADR   46489B108  10,973   1,925,000  SH         SOLE                 1,925,000  0       0
JIVE SOFTWARE INC          COM             47760A108     525      25,000  SH         SOLE                    25,000  0       0
K12 INC                    COM             48273U102  23,883   1,025,000  SH         SOLE                 1,025,000  0       0
LINKEDIN CORP              COM CL A        53578A108   7,970      75,000  SH         SOLE                    75,000  0       0
LOGMEIN INC                COM             54142L109  33,572   1,100,000  SH         SOLE                 1,100,000  0       0
NETAPP INC                 COM             64110D104   9,546     300,000  SH         SOLE                   300,000  0       0
PEGASYSTEMS INC            COM             705573103  32,980   1,000,000  SH         SOLE                 1,000,000  0       0
RIVERBED TECH INC          COM             768573107  32,300   2,000,000  SH         SOLE                 2,000,000  0       0
RPX CORP                   COM             74972G103  19,731   1,375,000  SH         SOLE                 1,375,000  0       0
TAL EDUCATION GROUP        ADS REPSTG COM  874080104   6,142     624,164  SH         SOLE                   624,164  0       0
UNIVERSAL DISPLAY CORP     COM             91347P105  30,908     860,000  SH         SOLE                   860,000  0       0
VERISIGN INC               COM             92343E102  32,678     750,000  SH         SOLE                   750,000  0       0
VIPSHOP HOLDINGS LTD       SPONSORED ADR   92763W103   3,660     600,000  SH         SOLE                   600,000  0       0
YANDEX NV                  SHS CLASS A     N97284108  28,099   1,475,000  SH         SOLE                 1,475,000  0       0
